Stockholders' Equity: Common stock option activity (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Common stock option activity
	Number of Options	Weighted average exercise price per share	Weighted- Average Remaining Contractual Life
Outstanding at Inception (February 23, 2010)	-	-
Granted, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2010, Ad-Vantage Common Stock	302,000	$0.1575	5.65 years
Granted, Ad-Vantage Common Stock	75,500	$0.1575	6.28 years
Granted, Ad-Vantage Common Stock	219,184	$0.4562	6.96 years
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2011, Ad-Vantage Common Stock	596,684	$0.2672	6.21 years
Granted, Ad-Vantage Common Stock	518,837	$1.1400	6.78 years
Exercised	(185,604)	$0.1575
Granted, Ad-Vantage Common Stock upon Merger	2,799,999	$1.1400	6.87 years
Exchange Conversion from Ad-Vantage Common Stock to Class M Preferred	(3,692,617)	$-
Forfeited	-	-
Expired	-	-
Outstanding at December 31, 2012, Class M Preferred	37,299	$1.0493	6.47 years